Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (13,627)	$ (10,524)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on disposal of property and equipment	20	10
Depreciation and amortization	68	86
Noncash interest income	(131)	(4)
Share-based compensation	270	455
Changes in operating assets and liabilities:
Royalty receivable	966	(178)
Prepaid expenses and other assets	(113)	(153)
Accounts payable and accrued expenses	(2,418)	805
Net cash used in operating activities	(14,965)	(9,503)
Cash flows from investing activities:
Purchase of marketable securities	(37,762)	(29,324)
Proceeds from sale of marketable securities	46,135	5,000
Proceeds from sale of property and equipment	0	5
Purchases of property and equipment	(46)	(208)
Net cash provided by (used in) continuing investing activities	8,327	(24,527)
Net cash used in discontinued investing activities	0	(1,093)
Net cash provided by (used in) investing activities	8,327	(25,620)
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants, net of costs	0	23,225
Net cash provided by financing activities	0	23,225
Effect of exchange rate changes on cash	45	(24)
Net decrease in cash and cash equivalents	(6,593)	(11,922)
Cash and cash equivalents, beginning of year	9,508	21,430
Cash and cash equivalents, end of year	2,915	9,508
Supplemental cash flow information:
Adjustment to royalty receivables upon adoption of ASC 606	$ (2,460)	$ 0